Investments in subsidiaries - Assets Acquired and Liabilities Assumed (Details) - CAD ($)	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about borrowings [line items]
Current assets	$ 119,972,000	$ 109,878,000
PP&E	7,675,000	2,614,000
Intangible assets	112,744,000	47,723,000
Goodwill	587,837,000	209,992,000
Current liabilities	(133,481,000)	(89,179,000)
Deferred tax liabilities	(27,290,000)	(9,246,000)
Retirement benefits obligations	(7,994,000)
Long-term debt	(9,828,000)	(27,925,000)
Identifiable Assets Acquired (Liabilities Assumed), Excluding Cash And Cash Equivalents	649,635,000	243,857,000
Cash acquired	13,867,000	22,642,000
Net assets acquired	663,502,000	266,499,000
Consideration paid	637,482,000	253,428,000
Consideration payable	26,020,000	13,071,000
U.S. Commercial and State Government
Disclosure of detailed information about borrowings [line items]
Goodwill		44,674,000
Canada
Disclosure of detailed information about borrowings [line items]
Goodwill		29,081,000
Northern Europe
Disclosure of detailed information about borrowings [line items]
Goodwill	482,939,000	$ 136,237,000
Central and Eastern Europe
Disclosure of detailed information about borrowings [line items]
Goodwill	90,943,000
U.S. Federal
Disclosure of detailed information about borrowings [line items]
Goodwill	13,955,000
Acando
Disclosure of detailed information about borrowings [line items]
Current assets	105,298,000
PP&E	6,404,000
Intangible assets	102,889,000
Goodwill	555,921,000
Current liabilities	(120,746,000)
Deferred tax liabilities	(25,966,000)
Retirement benefits obligations	(6,550,000)
Long-term debt	(9,828,000)
Identifiable Assets Acquired (Liabilities Assumed), Excluding Cash And Cash Equivalents	607,422,000
Cash acquired	16,348,000
Net assets acquired	623,770,000
Consideration paid	599,744,000
Consideration payable	24,026,000
Other
Disclosure of detailed information about borrowings [line items]
Current assets	14,674,000
PP&E	1,271,000
Intangible assets	9,855,000
Goodwill	31,916,000
Current liabilities	(12,735,000)
Deferred tax liabilities	(1,324,000)
Retirement benefits obligations	(1,444,000)
Long-term debt	0
Identifiable Assets Acquired (Liabilities Assumed), Excluding Cash And Cash Equivalents	42,213,000
Cash acquired	(2,481,000)
Net assets acquired	39,732,000
Consideration paid	37,738,000
Consideration payable	$ 1,994,000